Investments (Tables)	12 Months Ended
Dec. 31, 2013
Investments
Schedule of the Company's acquired investments and equity ownership in associated companies

	December 31, 2013	December 31, 2012
	(in millions)
Rio Holdings, Inc	$0.9	$0.9
Knology Condominium Association	0.1	1.3
Tower Cloud, Inc	15.7	15.7

Total investments	$16.7	$17.9